PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 668,481	R$ 522,105
Balance at the end of the year	934,128	668,481
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,106,963	921,617
Interest on the asset limitation	100,967	90,212
Changes in the assets limitation, except interest	(21,868)	95,134
Balance at the end of the year	1,186,062	1,106,963
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	68,368	67,148
Balance at the end of the year	(138,745)	68,368
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,056,682	791,177
Interest on the asset limitation	96,306	77,246
Changes in the assets limitation, except interest	(24,297)	188,259
Balance at the end of the year	1,128,691	1,056,682
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	600,113	454,957
Balance at the end of the year	1,072,873	600,113
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	50,281	130,440
Interest on the asset limitation	4,661	12,966
Changes in the assets limitation, except interest	2,429	(93,125)
Balance at the end of the year	R$ 57,371	R$ 50,281